PROVISION FOR EMPLOYEE BENEFITS - Movements in short term provisions (Details) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Movements in provisions
Balance at beginning	₺ 683,420	₺ 546,928
Current year charge	1,045,697	655,422
Paid during the year	(528,200)	(368,565)
Monetary gain	(184,279)	(150,365)
Balance at ending	1,016,638	683,420
Website development costs
Movements in provisions
Personnel bonus provision related to direct employee costs capitalized	149,239	146,352
Personnel bonus
Movements in provisions
Balance at beginning	531,151	380,894
Current year charge	617,491	600,824
Paid during the year	(505,700)	(356,966)
Monetary gain	(81,329)	(93,601)
Balance at ending	561,613	531,151
Unused vacation
Movements in provisions
Balance at beginning	152,269	166,034
Current year charge	213,113	54,598
Paid during the year	(22,500)	(11,599)
Monetary gain	(53,819)	(56,764)
Balance at ending	289,063	₺ 152,269
Cash-settled share-based payments
Movements in provisions
Current year charge	215,093
Monetary gain	(49,131)
Balance at ending	₺ 165,962